Share-based payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized stock compensation	$ 0.2
Unamortized stock compensation period of recognition	11 months
Time based restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director Plan restricted stock grants during period	16,355
Director Plan restricted stock grants during the period, weighted average fair value	$ 18.47
Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director Plan restricted stock grants during period	4,265
Unvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Director Plan restricted stock grants during period	12,090